Notes to the consolidated statements of income - Personnel expenses (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee
Personnel expenses
Wages and salaries | €	€ 5,618,236	€ 5,753,795	€ 5,448,662
Social security contributions and cost of retirement benefits and social assistance | €	1,343,882	1,313,612	1,350,696
thereof retirement benefits | €	189,176	181,347	174,009
Personnel expenses | €	€ 6,962,118	€ 7,067,407	€ 6,799,358
Employees by function
Production and Services	105,379	106,797	103,896
Administration	12,571	12,525	11,634
Sales and Marketing	4,601	3,972	3,253
Research and Development	1,192	1,198	1,050
Total employees	123,743	124,492	119,833